EMPLOYEE BENEFIT PLANS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Amount of employer contributions into the defined contribution retirement benefits schemes	$ 26,688	$ 26,984	$ 30,310